November 8, 2013

via edgar

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	GOTTEX TRUST (“Registrant”)

(Reg. Nos. 333-191185; 811-22889)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Registrant, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, please find Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A. The Pre-Effective Amendment is being filed for purposes of responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“SEC”) on the Registrant’s initial Registration Statement on Form N-1A, which was filed with the SEC on September 16, 2013, and making certain other non-material changes.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

Stradley Ronon Stevens & Young, LLP

/s/ Matthew R. DiClemente

Matthew R. DiClemente